Cash and balances with the Brazilian Central Bank (Tables)	12 Months Ended
Dec. 31, 2021
Cash and balances with the Brazilian Central Bank

Thousand of reais	2021	2020	2019

Cash and cash equivalents	16,657,201	20,148,725	20,127,364
of which:
Cash	4,026,282	4,266,197	4,877,849
Cash and Foreign currency application abroad	12,630,919	15,882,528	15,249,515
Total	16,657,201	20,148,725	20,127,364